INVENTORY	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 – INVENTORY

Inventory at December 31, 2014 and 2013 consists of the following:

	December 31, 2014	December 31, 2013
Work in process and related capitalized costs	$308,867	$242,488
Deposits on dispensing machines	325,973	138,423
Vaporizers and accessories	154,930	193,575
Dispensing machines	171,466	58,500
Total inventory, net	$961,236	$632,986

Work in process and related capitalized costs includes costs to build out a dispensary in Portland Oregon that is expected to open in the second quarter of 2015. Costs include tenant improvements to the facility, furniture, fixtures and Medbox dispensary units to be used by the licensed operator. It is anticipated this dispensary will be operated by a Medbox licensed operator and revenue and related cost of revenue will be recorded in the statement of operations in the second quarter of 2015.

During the year ended December, 31, 2014, the Company wrote down slow moving, older models of vaporizer inventory with a charge to cost of revenue of $329,154. The Company determined there was no obsolete or slow moving inventory as of December 31, 2013 and 2012.